Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Summary of Warrant Activity

The following table summarizes the warrant activity for the six months ended June 30, 2020 (in thousands, except exercise price):

Issued With / For	Exercise Price		Warrants Outstanding January 1, 2020	2020 Warrants Issued	2020 Warrants Expired	Warrants Outstanding June 30, 2020
Non-Derivative Warrants:
Financing	$300.00		8	—	—	8
Financing	450.00		9	—	—	9
2015 Offering	150.00		115	—	—	115
2017 Debt	27.60		15	—	—	15
2019 Offering	7.43		31	—	—	31
2019 Offering	7.59		35	—	—	35
Total non-derivative warrants	115.54	B	213	—	—	213
Derivative Warrants:
2016 Offerings	67.50	A	66	—	—	66
Total derivative warrants	67.50	B	66	—	—	66
Total	$104.18	B	279	—	—	279

A	These warrants are subject to fair value accounting and contain a contingent net cash settlement feature. See Note 10.
B	Weighted-average exercise prices are as of June 30, 2020.

The following table summarizes the warrant activity for the years ending December 31, 2019 and 2018 (in thousands except exercise price):

Issued With / For	Exercise Price		Warrants Outstanding January 1, 2018	Transfer Between Derivative Warrants and Non-Derivative Warrants	Warrants Outstanding December 31, 2018	2019 Warrants Issued	2019 Warrants Expired	Warrants Outstanding December 31, 2019
Non-Derivative Warrants:
Financing	$300.00		8	—	8	—	—	8
Financing	450.00		9	—	9	—	—	9
2015 Offering	150.00		115	—	115	—	—	115
2017 Debt	27.60	A	—	15	15	—	—	15
2019 Offering	7.43		—	—	—	31	—	31
2019 Offering	7.59		—	—	—	35	—	35
	115.54	C	132	15	147	66	—	213
Derivative Warrants:
2016 Offerings	67.50	B	66	—	66	—		66
2017 Debt	27.60	A	15	(15)	—	—	—	—
2017 Offering	70.50	B	117	—	117	—	(117)	—
2017 Offering	75.00	B	6	—	6	—	(6)	—
	67.50	C	204	(15)	189	—	(123)	66
	$104.18	C	336	—	336	66	(123)	279

A	These warrants were subject to fair value accounting until the number of shares issuable upon the exercise of the warrants became fixed on April 2, 2018. Effective June 30, 2018, the exercise price was reduced from $84.60 per share to $27.60 per share. See Note 16.
B	These warrants are subject to fair value accounting and contain a contingent net cash settlement feature. See Note 16.
C	Weighted average exercise prices are as of December 31, 2019.